U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

1.  Name and address of issuer:
			Driehaus Mutual Funds
			25 East Erie Street
			Chicago, IL 60611

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.  Investment Company Act File Number:	811-07655

    Securities Act File Number:	333-05265

4.  (a)Last day of fiscal year for which this Form is filed: December 31, 2004

    (b) Check box if this Form is being filed late (i.e., more than 90 calendar
	days after the end of the Issuer's fiscal year).   [x]

    (c) Check box if this is the last time the issuer will be filing this form. [ ]

5.  Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the fiscal
        year pursuant to section 24(f):           $235,726,850

    (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $145,710,602

     (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:           $23,028,486


    (iv) Total available redemption credits [add items 5(ii)
	   and 5(iii):	 - $168,739,088


     (v) Net sales - if item 5(i) is greater than Item 5(iv) subtract Item 5(iv) from Item(i)]: $66,987,762


    (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]: $-0-


    (vii)Multiplier for determining registration fee: x .0001177

	Note:	2004 net sales originally stated at $44,146,714 were
	understated.  The correct amount should have been $66,987,762.
	The difference of $22,841,048 will be charged at the current fee rate of .000107, and not the previous rate of .0001177 used in 2004 due to the restrictions of the template for the form.

    (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]:
     	=$   7,640.06

	Note: $5,196.07 was paid with a previous 24F-2 filing for this Fund which was submitted on March 21,2005, accession #0000940400-05-000238. The difference of $2,443.99 plus the applicable interest of $47.41 will be paid with this filing.

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here 0.

7.	Interest due - if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year (see instruction D):
							$47.41

8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:     =$    7,687.47

9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:  March 2006


	CIK Number designated to receive payment:    0001016073

	Method of Delivery:

         [x]	Wire Transfer
         [ ]	Mail or other means

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By	/s/Michelle L. Cahoon
         Michelle L. Cahoon
	   Treasurer


Date	March 20, 2006